Revenues, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Time charter revenue	$ 118,593	$ 142,461	$ 177,077
Voyage charter revenue	0	914	0
Ballast bonus	9,901	13,375	10,878
Other income	3,881	3,150	3,565
Total	$ 132,375	$ 159,900	$ 191,520